Financing obligation (Details) - Grants, LuMind Research Down Syndrome Foundation [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 Installment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financing obligation [Abstract]
Funding commitment | $		$ 200	$ 200	$ 200
Reimbursement percentage of funding commitment	125.00%
Number of installments | Installment	3
Percentage of additional interest on total repayment	25.00%